Other revenues (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2017
Variable Interest Entity [Line Items]
Revenues related party		$ 110	$ 100	$ 119
Amortization of unfavorable contracts		43	65	116
External management fees with third parties		1	19	30
Termination revenue		8	69	0
Total	[1]	162	253	$ 265
West Hercules
Variable Interest Entity [Line Items]
Termination revenue		8
Contract Termination Fee		$ 66
Deferred gain on contract termination			58		$ 8
West Epsilon
Variable Interest Entity [Line Items]
Deferred gain on contract termination			$ 11

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".